780 North Water Street Milwaukee, WI 53202-3590 TEL 414-273-3500 Fax 414-273-5198 www.gklaw.com

December 29, 2006

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

RE:

Hilliard-Lyons Government Fund, Inc.
(Registration Nos. 002-68290; 811-3070)

Dear Ladies and Gentlemen:

On behalf of Hilliard-Lyons Government Fund, Inc. (the “Company”), in lieu of filing the form of Prospectus and the Statement of Additional Information for Hilliard-Lyons Government Fund, Inc., pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and the Statement of Additional Information contained in the most recent amendment to the Company’s Registration Statement (i.e., Post-Effective Amendment No. 28 to the Company’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 28 was filed electronically via EDGAR on December 28, 2006.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

MLR:vjg

cc:

Joseph C. Curry, Jr.
Stephanie J. Ferree
Ellen R. Drought

Offices in Milwaukee, Madison, Waukesha, Green Bay and Appleton, WI; Washington, DC; and Shanghai, PRC

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